Senior Notes Payable (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014 Senior Lender [Member]	Oct. 31, 2011 Senior Notes Payable [Member]	Apr. 30, 2011 Senior Notes Payable [Member]	Dec. 31, 2013 Senior Notes Payable [Member]	Dec. 31, 2012 Senior Notes Payable [Member]	Dec. 31, 2011 Senior Notes Payable [Member]	Dec. 31, 2013 Senior Notes Payable [Member] Prime Rate [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable and warrants, net of issuance costs		$ 3,500,000		$ 500,000	$ 1,000,000		$ 3,500,000	$ 1,500,000
Principal amount						5,000,000
Term						30 months		6 months
Stated interest rate								6.25%
Basis spread									6.25%
Minimum interest rate						9.50%
Current and long-term carrying amount						2,552,632	4,341,862
Interest expense	1,726,455	736,346				447,570	379,312
Number of shares called by warrants			225,000				19,337	128,570
Exercise price			1.00				2.10	1.75
Expiration date							Jun. 01, 2022	Oct. 31, 2021
Fair value of warrants			95,760				355,116	167,256
Warrant liability	$ 377,747	$ 563,822	$ 95,760